Other Current Assets - Schedule of Other Current Assets (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other current liabilities [Abstract]
Value-added tax recoverables	¥ 5,384,032		¥ 21,880,916
Deposits	2,243,087		2,202,904
Others	1,430,653		2,824,977
Total	¥ 9,057,772	$ 1,288,665	¥ 26,908,797